PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Schedule of Provisions
	Group's share in PHI's provisions (see note 9)	Dismantling and restoring sites obligation	Legal claims (see note 20)	Equipment warranty
	New Israeli Shekels in millions
Balance as at January 1, 2018	7	27	72	3
Additions during the year	7	*	18	6
Finance costs		*
Decrease during the year		**(14)	(28)	(7)
Balance as at December 31, 2018	14	13	62	2
Non-current	14	13
Current			62	2

Balance as at December 31, 2017	7	27	72	3
Non-current	7	27
Current			72	3

*   Representing an amount of less than NIS 1 million
** Decrease in the provision due to assignment of cell-sites to PHI